CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Convertible redeemable preferred shares, per share (in dollars per share)	$ 0.00025
Mezzanine equity, shares issued		213,585,003
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	1,067,467,877	1,057,731,012
Ordinary shares, shares outstanding	1,064,472,660	1,050,799,032
Treasury stock, shares	2,995,217	6,931,980
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	786,937,655	777,200,790
Ordinary shares, shares outstanding	783,942,438	770,268,810
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	132,030,222	132,030,222
Ordinary shares, shares issued	132,030,222
Ordinary shares, shares outstanding	132,030,222	132,030,222
Class C Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	148,500,000	148,500,000
Ordinary shares, shares issued	148,500,000
Ordinary shares, shares outstanding	148,500,000	148,500,000